Short-Term Borrowings and Long-Term Debt (Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Borrowings and bonds		¥ 14,611,098	¥ 15,997,945
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		11,072,660	12,556,710
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		1,519,315	3,313,535
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		4,382,480	4,333,084
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		2,347,671	2,361,302
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		591,004	509,799
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		2,175,327	1,993,666
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		56,863	45,325
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		3,538,438	3,441,235
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		3,276,760	3,176,285
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		¥ 261,678	¥ 264,950
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2025-04
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2025-04
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2025-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2025-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2025-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2025-08
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.41%
Maturities, Start	[2]	2025-06
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	2.56%
Maturities, Start	[2]	2025-10
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	6.20%
Maturities, End	[2]	2055-02
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	6.45%
Maturities, End	[2]	2048-03
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	6.03%
Maturities, End	[2]	2041-05
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	26.50%
Maturities, End	[2]	2081-09
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	21.90%
Maturities, End	[2]	2068-04
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	15.00%
Maturities, End	[2]	2041-09
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	4.26%
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.35%
Maturities, End	[2]	2031-09

[1]	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2025.
[2]	Maturity information disclosed is the range of maturities at March 31, 2025.